Loans - Schedule of Risk Category of Loans by Class of Loans (Details) $ in Thousands	Jun. 30, 2025 USD ($)
One- to four-family [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	$ 30,608
Term Loans Amortized Cost by Origination Fiscal Year, 2024	30,971
Term Loans Amortized Cost by Origination Fiscal Year, 2023	46,914
Term Loans Amortized Cost by Origination Fiscal Year, 2022	40,661
Term Loans Amortized Cost by Origination Fiscal Year, 2021	39,241
Term Loans Amortized Cost by Origination Fiscal Year, Prior	62,943
Revolving Loans Amortized Cost Basis
Total	251,338
One- to four-family residential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Multi-family [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	1,185
Term Loans Amortized Cost by Origination Fiscal Year, 2024	395
Term Loans Amortized Cost by Origination Fiscal Year, 2023	5,840
Term Loans Amortized Cost by Origination Fiscal Year, 2022	5,226
Term Loans Amortized Cost by Origination Fiscal Year, 2021	1,202
Term Loans Amortized Cost by Origination Fiscal Year, Prior	1,657
Revolving Loans Amortized Cost Basis
Total	15,505
Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Construction [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	5,241
Term Loans Amortized Cost by Origination Fiscal Year, 2024	3,683
Term Loans Amortized Cost by Origination Fiscal Year, 2023	282
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021	108
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	9,314
Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Land [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	383
Term Loans Amortized Cost by Origination Fiscal Year, 2024	581
Term Loans Amortized Cost by Origination Fiscal Year, 2023	288
Term Loans Amortized Cost by Origination Fiscal Year, 2022	207
Term Loans Amortized Cost by Origination Fiscal Year, 2021	49
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	1,508
Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Farm [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	2,510
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022	212
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior	301
Revolving Loans Amortized Cost Basis
Total	3,023
Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Nonresidential real estate [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	2,687
Term Loans Amortized Cost by Origination Fiscal Year, 2024	7,245
Term Loans Amortized Cost by Origination Fiscal Year, 2023	1,891
Term Loans Amortized Cost by Origination Fiscal Year, 2022	2,360
Term Loans Amortized Cost by Origination Fiscal Year, 2021	2,822
Term Loans Amortized Cost by Origination Fiscal Year, Prior	14,693
Revolving Loans Amortized Cost Basis
Total	31,698
Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Commercial and Industrial [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	545
Term Loans Amortized Cost by Origination Fiscal Year, 2024	130
Term Loans Amortized Cost by Origination Fiscal Year, 2023	16
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	691
Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Share Loans [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	138
Term Loans Amortized Cost by Origination Fiscal Year, 2024	57
Term Loans Amortized Cost by Origination Fiscal Year, 2023	81
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021	6
Term Loans Amortized Cost by Origination Fiscal Year, Prior	531
Revolving Loans Amortized Cost Basis
Total	813
Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Home Equity [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis	14,643
Total	14,643
Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Auto [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	69
Term Loans Amortized Cost by Origination Fiscal Year, 2024	40
Term Loans Amortized Cost by Origination Fiscal Year, 2023	2
Term Loans Amortized Cost by Origination Fiscal Year, 2022	18
Term Loans Amortized Cost by Origination Fiscal Year, 2021	1
Term Loans Amortized Cost by Origination Fiscal Year, Prior	4
Revolving Loans Amortized Cost Basis
Total	134
Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Unsecured [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	471
Term Loans Amortized Cost by Origination Fiscal Year, 2024	52
Term Loans Amortized Cost by Origination Fiscal Year, 2023	17
Term Loans Amortized Cost by Origination Fiscal Year, 2022	21
Term Loans Amortized Cost by Origination Fiscal Year, 2021	161
Term Loans Amortized Cost by Origination Fiscal Year, Prior	29
Revolving Loans Amortized Cost Basis
Total	751
Pass [Member] | One- to four-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	30,263
Term Loans Amortized Cost by Origination Fiscal Year, 2024	30,777
Term Loans Amortized Cost by Origination Fiscal Year, 2023	46,914
Term Loans Amortized Cost by Origination Fiscal Year, 2022	40,661
Term Loans Amortized Cost by Origination Fiscal Year, 2021	38,891
Term Loans Amortized Cost by Origination Fiscal Year, Prior	59,027
Revolving Loans Amortized Cost Basis
Total	246,533
Pass [Member] | Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	1,185
Term Loans Amortized Cost by Origination Fiscal Year, 2024	395
Term Loans Amortized Cost by Origination Fiscal Year, 2023	5,840
Term Loans Amortized Cost by Origination Fiscal Year, 2022	5,226
Term Loans Amortized Cost by Origination Fiscal Year, 2021	1,202
Term Loans Amortized Cost by Origination Fiscal Year, Prior	1,657
Revolving Loans Amortized Cost Basis
Total	15,505
Pass [Member] | Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	5,241
Term Loans Amortized Cost by Origination Fiscal Year, 2024	3,392
Term Loans Amortized Cost by Origination Fiscal Year, 2023	282
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021	108
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	9,023
Pass [Member] | Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	355
Term Loans Amortized Cost by Origination Fiscal Year, 2024	581
Term Loans Amortized Cost by Origination Fiscal Year, 2023	288
Term Loans Amortized Cost by Origination Fiscal Year, 2022	207
Term Loans Amortized Cost by Origination Fiscal Year, 2021	49
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	1,480
Pass [Member] | Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	2,510
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022	212
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior	301
Revolving Loans Amortized Cost Basis
Total	3,023
Pass [Member] | Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	2,662
Term Loans Amortized Cost by Origination Fiscal Year, 2024	7,245
Term Loans Amortized Cost by Origination Fiscal Year, 2023	1,169
Term Loans Amortized Cost by Origination Fiscal Year, 2022	2,360
Term Loans Amortized Cost by Origination Fiscal Year, 2021	2,822
Term Loans Amortized Cost by Origination Fiscal Year, Prior	13,937
Revolving Loans Amortized Cost Basis
Total	30,195
Pass [Member] | Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	545
Term Loans Amortized Cost by Origination Fiscal Year, 2024	130
Term Loans Amortized Cost by Origination Fiscal Year, 2023	16
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	691
Pass [Member] | Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	138
Term Loans Amortized Cost by Origination Fiscal Year, 2024	57
Term Loans Amortized Cost by Origination Fiscal Year, 2023	81
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021	6
Term Loans Amortized Cost by Origination Fiscal Year, Prior	531
Revolving Loans Amortized Cost Basis
Total	813
Pass [Member] | Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis	14,643
Total	14,643
Pass [Member] | Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	69
Term Loans Amortized Cost by Origination Fiscal Year, 2024	40
Term Loans Amortized Cost by Origination Fiscal Year, 2023	2
Term Loans Amortized Cost by Origination Fiscal Year, 2022	18
Term Loans Amortized Cost by Origination Fiscal Year, 2021	1
Term Loans Amortized Cost by Origination Fiscal Year, Prior	4
Revolving Loans Amortized Cost Basis
Total	134
Pass [Member] | Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	340
Term Loans Amortized Cost by Origination Fiscal Year, 2024	52
Term Loans Amortized Cost by Origination Fiscal Year, 2023	17
Term Loans Amortized Cost by Origination Fiscal Year, 2022	21
Term Loans Amortized Cost by Origination Fiscal Year, 2021	161
Term Loans Amortized Cost by Origination Fiscal Year, Prior	29
Revolving Loans Amortized Cost Basis
Total	620
Special mention [Member] | One- to four-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior	96
Revolving Loans Amortized Cost Basis
Total	96
Special mention [Member] | Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	25
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior	551
Revolving Loans Amortized Cost Basis
Total	576
Special mention [Member] | Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | One- to four-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	345
Term Loans Amortized Cost by Origination Fiscal Year, 2024	194
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021	350
Term Loans Amortized Cost by Origination Fiscal Year, Prior	3,820
Revolving Loans Amortized Cost Basis
Total	4,709
Substandard [Member] | Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024	291
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	291
Substandard [Member] | Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	28
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	28
Substandard [Member] | Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023	722
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior	205
Revolving Loans Amortized Cost Basis
Total	927
Substandard [Member] | Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025	131
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	131
Doubtful [Member] | One- to four-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total